Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019, which are classified as derivative assets, derivative assets—related party, non-current derivative assets, non-current derivative assets—related party, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in millions):

	Fair Value Measurements as of
	June 30, 2020				December 31, 2019
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CCH Interest Rate Derivatives liability	$—	$(191)	$—	$(191)	$—	$(81)	$—	$(81)
CCH Interest Rate Forward Start Derivatives liability	—	(102)	—	(102)	—	(8)	—	(8)
Liquefaction Supply Derivatives asset	9	2	173	184	3	10	35	48

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2019 and 2018, which are classified as derivative assets, derivative assets—related party, non-current derivative assets, non-current derivative assets—related party, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in thousands):

	Fair Value Measurements as of
	December 31, 2019				December 31, 2018
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest Rate Derivatives asset (liability)	$—	$(80,645)	$—	$(80,645)	$—	$18,069	$—	$18,069
Interest Rate Forward Start Derivatives liability	—	(7,582)	—	(7,582)	—	—	—	—
Liquefaction Supply Derivatives asset (liability)	2,383	9,198	35,075	46,656	1,299	2,990	(4,357)	(68)

Fair Value Measurement Inputs and Valuation Techniques

The Level 3 fair value measurements of natural gas positions within our Physical Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas and international LNG prices.  The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of June 30, 2020:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$173	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.546) - $0.172 / $(0.057)
		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	46% - 158% / 105%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2019:

	Net Fair Value Asset (in thousands)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$35,075	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.718) - $0.050
		Option pricing model	International LNG pricing spread, relative to Henry Hub (1)	86% - 191%

(1)	Spread contemplates U.S. dollar-denominated pricing.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the six months ended June 30, 2020 and 2019 (in millions):

	Six Months Ended June 30,
	2020	2019
Balance, beginning of period	$35	$(4)
Realized and mark-to-market gains:
Included in cost of sales	134	7
Purchases and settlements:
Purchases	(3)	1
Settlements	5	2
Transfers into Level 3, net (1)	2	—
Balance, end of period	$173	$6
Change in unrealized gains (losses) relating to instruments still held at end of period	$134	$7

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market, for the underlying natural gas purchase agreements.

The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives, including those with related parties, during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
Balance, beginning of period	$(4,357)	$(91)	$—
Realized and mark-to-market gains (losses):
Included in cost of sales	(82,645)	(9,944)	—
Purchases and settlements:
Purchases	120,755	5,678	(91)
Settlements	1,432	—	—
Transfers out of Level 3 (1)	(110)	—	—
Balance, end of period	$35,075	$(4,357)	$(91)
Change in unrealized losses relating to instruments still held at end of period	$(82,645)	$(9,944)	$—

(1)	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.

Derivative Net Presentation on Consolidated Balance Sheets

Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above.  The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
As of June 30, 2020
CCH Interest Rate Derivatives	$(191)	$—	$(191)
CCH Interest Rate Forward Start Derivatives	(102)	—	(102)
Liquefaction Supply Derivatives	283	(9)	274
Liquefaction Supply Derivatives	(92)	2	(90)
As of December 31, 2019
CCH Interest Rate Derivatives	$(81)	$—	$(81)
CCH Interest Rate Forward Start Derivatives	(8)	—	(8)
Liquefaction Supply Derivatives	145	(5)	140
Liquefaction Supply Derivatives	(98)	6	(92)
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in thousands):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
As of December 31, 2019
Interest Rate Derivatives	$(80,645)	$—	$(80,645)
Interest Rate Forward Start Derivatives	(7,582)	—	(7,582)
Liquefaction Supply Derivatives	145,135	(5,553)	139,582
Liquefaction Supply Derivatives	(98,625)	5,699	(92,926)
As of December 31, 2018
Interest Rate Derivatives	$19,520	$(1,046)	$18,474
Interest Rate Derivatives	(413)	8	(405)
Liquefaction Supply Derivatives	31,770	(10,072)	21,698
Liquefaction Supply Derivatives	(29,996)	8,230	(21,766)

Interest Rate Derivatives [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions

As of June 30, 2020, we had the following Interest Rate Derivatives outstanding:

	Notional Amounts
	June 30, 2020	December 31, 2019	Term	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CCH Interest Rate Derivatives	$4.7 billion	$4.5 billion	May 31, 2022 (1)	2.30%	One-month LIBOR
CCH Interest Rate Forward Start Derivatives	$250 million	$250 million	September 30, 2020 (2)	2.05%	Three-month LIBOR
CCH Interest Rate Forward Start Derivatives	$500 million	$500 million	December 31, 2020 (2)	2.06%	Three-month LIBOR
(1)	Represents the maturity date.
(2)	Represents the effective date. These forward start derivatives have terms of 10 years with a mandatory termination date consistent with the effective date.

As of December 31, 2019, we had the following CCH Interest Rate Derivatives outstanding:

	Notional Amounts
	December 31, 2019	December 31, 2018	Effective Date	Maturity Date	Weighted AverageFixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$4.5 billion	$ 4.0 billion	May 20, 2015	May 31, 2022	2.30%	One-month LIBOR
Interest Rate Forward Start Derivatives	$750 million	—	September 30, 2020	December 31, 2030	2.06%	Three-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location

The following table shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets (in millions):

	June 30, 2020			December 31, 2019
	CCH Interest Rate Derivatives	CCH Interest Rate Forward Start Derivatives	Total	CCH Interest Rate Derivatives	CCH Interest Rate Forward Start Derivatives	Total
Consolidated Balance Sheets Location
Derivative liabilities	$(100)	$(102)	$(202)	$(32)	$(8)	$(40)
Non-current derivative liabilities	(91)	—	(91)	(49)	—	(49)
Total derivative liabilities	$(191)	$(102)	$(293)	$(81)	$(8)	$(89)

The following table shows the fair value and location of our CCH Interest Rate Derivatives on our Consolidated Balance Sheets (in thousands):

	December 31, 2019			December 31, 2018
	Interest Rate Derivatives	Interest Rate Forward Start Derivatives	Total	Interest Rate Derivatives	Interest Rate Forward Start Derivatives	Total
Consolidated Balance Sheet Location
Derivative assets	$—	$—	$—	$10,556	$—	$10,556
Non-current derivative assets	—	—	—	7,918	—	7,918
Total derivative assets	—	—	—	18,474	—	18,474
Derivative liabilities	(31,984)	(7,582)	(39,566)	(7)	—	(7)
Non-current derivative liabilities	(48,661)	—	(48,661)	(398)	—	(398)
Total derivative liabilities	(80,645)	(7,582)	(88,227)	(405)	—	(405)

Derivative asset (liability), net	$(80,645)	$(7,582)	$(88,227)	$18,069	$—	$18,069

Derivative Instruments, Gain (Loss)

The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in interest rate derivative loss, net on our Consolidated Statements of Operations during the six months ended June 30, 2020 and 2019 (in millions):

	Six Months Ended June 30,
	2020	2019
CCH Interest Rate Derivatives loss	$(138)	$(102)
CCH Interest Rate Forward Start Derivatives loss	(95)	(7)

The following table shows the changes in the fair value and settlements of our CCH Interest Rate Derivatives recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
Interest Rate Derivatives gain (loss)	$(100,508)	$43,105	$3,249
Interest Rate Forward Start Derivatives loss	(32,919)	—	—

Liquefaction Supply Derivatives [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location

The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Consolidated Balance Sheets Location	June 30, 2020	December 31, 2019
Derivative assets	$108	$74
Derivative assets—related party	5	3
Non-current derivative assets	159	61
Non-current derivative assets—related party	2	2
Total derivative assets	274	140

Derivative liabilities	(21)	(6)
Non-current derivative liabilities	(69)	(86)
Total derivative liabilities	(90)	(92)

Derivative asset, net	$184	$48

(1)

Does not include collateral posted with counterparties by us of zero and $5 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of June 30, 2020 and December 31, 2019, respectively.

The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets (in thousands):

	Fair Value Measurements as of (1)
Consolidated Balance Sheet Location	December 31, 2019	December 31, 2018
Derivative assets	$73,809	$5,071
Derivative assets—related party	2,623	2,132
Non-current derivative assets	61,217	11,114
Non-current derivative assets—related party	1,933	3,381
Total derivative assets	139,582	21,698

Derivative liabilities	(6,920)	(13,569)
Non-current derivative liabilities	(86,006)	(8,197)
Total derivative liabilities	(92,926)	(21,766)

Derivative asset (liability), net	$46,656	$(68)

(1)

Does not include collateral posted with counterparties by us of $4.5 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of both December 31, 2019 and 2018.

Derivative Instruments, Gain (Loss)

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the six months ended June 30, 2020 and 2019 (in millions):

		Six Months Ended June 30,
	Consolidated Statements of Operations Location (1)	2020	2019
Liquefaction Supply Derivatives loss	LNG revenues	$(10)	$—
Liquefaction Supply Derivatives gain	Cost of sales	153	11
Liquefaction Supply Derivatives gain (loss)	Cost of sales—related party	2	(3)

(1)

Does not include the realized value associated with derivative instruments that settle through physical delivery.  Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2019, 2018 and 2017 (in thousands):

		Year Ended December 31,
	Consolidated Statements of Operations Location (1)	2019	2018	2017
Liquefaction Supply Derivatives gain	LNG revenues	$227	$—	$—
Liquefaction Supply Derivatives gain(loss)	Cost of sales	45,148	23	(91)
Liquefaction Supply Derivatives loss	Cost of sales—related party	(957)	—	—

(1)

Does not include the realized value associated with derivative instruments that settle through physical delivery.  Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.